Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations, Which Were Not Yet Mandatory for Financial Year or Were Not Yet Adopted by European Union, Were Not Applied (Detail)
12 Months Ended
Dec. 31, 2018
IFRS 3 (A) business combinations [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IFRS 16 leases [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
IFRS 17 insurance contracts [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2021
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IFRS 9A prepayment features with negative compensation [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 1 and IAS 8 (A) definition of material [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	no
Possible Impact on MorphoSys	yes
IAS 19A plan amendment curtailment or settlement [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	no
Possible Impact on MorphoSys	none
IAS 28A long term interests in associates and joint ventures [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRICI 23 uncertainty over income tax treatments [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRIC 23 uncertainty over income tax treatments [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	no
Possible Impact on MorphoSys	none
Amendments to references to the conceptual framework in IFRS standards [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2019
Adopted by the European Union	no
Possible Impact on MorphoSys	none